LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Schedule of Long-Term Prepayments, Deposits and Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Long Term Prepayment Deposits And Other Assets [Line Items]
Entertainment production costs	$ 70,356	$ 68,553
Less: accumulated amortization	(16,603)	(9,141)
Entertainment production costs, net	53,753	59,412
Deposits and other	32,105	11,143
Long-term receivables, net	2,383	2,303
Long-term prepayments, deposits and other assets	$ 88,241	$ 72,858